State Street Galaxy Hedged Digital Asset Ecosystem ETF Investment Risks - State Street Galaxy Hedged Digital Asset Ecosystem ETF	Oct. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Equity Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Digital Asset Ecosystem Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Digital Asset Ecosystem Companies Risk: Digital Asset Ecosystem Companies may use digital asset technologies or may provide products or services involved in the operation of the technology. The technology relating to digital assets, including blockchain and crypto assets, is new and developing and the risks associated with digital assets may not fully emerge until the technology is widely used. There is no assurance that widespread adoption of blockchain technology and crypto assets will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology or crypto assets, which could have an adverse impact on the Digital Asset Ecosystem and the Fund. Because the stock prices of these companies and the prices of crypto assets can be highly correlated, the success of the Fund's strategy may be limited given that the operations of companies in the blockchain and crypto asset industries are expected to be significantly affected by the overall sentiment related to, and the use of and investment in, blockchain technology and crypto assets. Certain features of digital asset technologies, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack. Restrictions imposed by governments on crypto asset-related activities may adversely impact blockchain companies and, in turn, the Fund. Digital Asset Ecosystem companies may rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies, and may be adversely affected by loss or impairment of those rights, which may also reduce confidence in the viability of a digital asset. Because digital asset platforms, including crypto asset trading platforms, may operate across many national boundaries and regulatory jurisdictions, it is possible that they may be subject to widespread and inconsistent regulation. A significant disruption of internet connectivity affecting large numbers of users could impede the functionality of these technologies and adversely affect Digital Asset Ecosystem companies. In addition, these companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Digital asset systems built using third party products may be subject to technical defects or vulnerabilities beyond a company's control. Digital Asset Ecosystem companies are subject to more volatility than companies that do not rely as heavily on such technology. In addition, Digital Asset Ecosystem companies may be smaller, less-seasoned companies that may be more volatile than the overall market. These companies may engage in other lines of business unrelated to these activities and these lines of business could adversely affect their operating results. Digital Asset Ecosystem companies may also be impacted by the risks associated with crypto asset and crypto asset markets generally, as discussed in the Crypto Asset Risk discussion herein.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Options Risk: The Fund's use of options involves speculation and can lead to losses because of adverse movements in the price or value of the underlying stock, index, or other asset, which may be magnified by certain features of the options. The Fund's successful use of options depends on the ability of the Adviser to forecast market movements correctly. For example, if the Fund were to write (sell) a call option on a security based on the Adviser's expectation that the price of the security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. When selling a call option, the Fund will receive a premium; however, this premium may not be enough to offset a loss incurred by the Fund if the price of the underlying asset is above the strike price by an amount equal to or greater than the premium. Purchasing of put options involves the payment of premiums, which may adversely affect the Fund's performance. Purchasing a put option gives the purchaser of the option the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs that the Fund must pay. These costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. Frequent purchasing and selling of options may result in higher Fund expenses and may result in increased taxable distributions to investors, including potentially increased distributions that are taxable to individuals as ordinary income. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value or yield of the option's underlying asset, an increase in interest rates, a change in the actual or perceived volatility of the stock market or the underlying asset and the remaining time to expiration. Additionally, the value of an option does not increase or decrease at the same rate as the underlying asset(s). In addition, if the price of the underlying asset of an option is above the strike price of a written call, the value of the option, and consequently of the Fund, may decline significantly more than if the Fund invested directly in the underlying asset instead of using options. The Fund could experience a loss if its options do not perform as anticipated, or are not correlated with the performance of their underlying asset or if the Fund is unable to purchase or liquidate a position because of an illiquid secondary market. The effective use of options also depends on the Fund's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. The use of options by the Fund may create investment leverage.
Cybersecurity Related Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity-Related Risk: The Fund may invest in companies that rely on technologies such as the Internet and depend on computer systems to perform business and operational functions, and therefore may be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Successful cyber-attacks against, or security breakdowns of, a company included in the Fund's portfolio may result in material adverse consequences for such company, as well as other companies included in the Fund's portfolio, and may cause the Fund's investments to lose value.
Fluctuation of Net Asset Value Share Premiums and Discounts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Fluctuation of Net Asset Value, Share Premiums and Discounts Risk: As with all exchange-traded funds, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund's daily net asset value (“NAV”) per share and there may be times when the market price of the shares is more than the NAV per share (premium) or less than the NAV per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Blockchain Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Blockchain Companies Risk: Companies involved in the blockchain industry are subject to the risks associated with blockchain technology. Blockchain technology is new and many of its uses may be untested. There is no assurance that widespread adoption of blockchain technology will occur, and the development and acceptance of competing platforms or technologies may cause consumers or investors to use an alternative to blockchain technology, which may adversely impact companies in the blockchain industry. Transacting on a blockchain depends in part specifically on the use of cryptographic keys that are required to access a user's account (or “wallet”). Cybersecurity incidents may specifically target a user's transaction history, digital assets, or identity, thereby leading to privacy concerns. The theft, loss, or destruction of these keys could adversely affect a user's ownership claims over an asset or a company's business or operations if it was dependent on the blockchain. In addition, certain features of blockchain technology, such as decentralization, open source protocol, and reliance on peer-to-peer connectivity, may increase the risk of fraud or cyber-attack by potentially reducing the likelihood of a coordinated response. A 51% attack is an attack on a blockchain by a group of miners who control more than 50% of the networks mining hash rate. Attackers with majority network control can interrupt the recording of new blocks by preventing other miners from completing blocks. Such an attack may adversely impact the attractiveness of the respective blockchain and may adversely impact the companies involved in such network, and consequently the performance of the Fund. A significant disruption of Internet connectivity affecting large numbers of users or geographic areas could impede the functionality of blockchain technologies. Blockchain platforms are largely unregulated, and the regulatory environment is rapidly evolving. Because blockchain technology works by having every transaction build on every other transaction, participants can self-police any corruption, which can mitigate the need to depend on the current level of legal or government safeguards to monitor and control the flow of business transactions. As a result, companies engaged in such blockchain activities may be exposed to adverse regulatory action, fraudulent activity, or even failure. There can be no guarantee that future regulation of blockchain technology will not have a negative impact on the value of such technologies and of the companies in the which the Fund invests.
Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk: The Fund expects to have concentrated (i.e., invest more than 25% of its net assets) investment exposure in the industries discussed below. As a result, the Fund is more vulnerable to adverse market, economic, regulatory, political or other developments affecting those industries than a fund that invests its assets in a more diversified manner.
Capital Markets Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Capital Markets Industry Risk: Capital Markets companies may be significantly affected by stock and bank trading activity, changes in governmental regulation, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets.
Financial Services Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Services Industry Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial industry may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the industry. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
Semiconductors and Semiconductor Equipment Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Semiconductors & Semiconductor Equipment Industry Risk: The Fund is subject to the risk that market or economic factors impacting semiconductor companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of semiconductor companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Semiconductor companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, semiconductor companies may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Software Industry Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Software Industry Risk: Computer software/services companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software/services companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software/services companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on a participant's operating results.Many computer software/services companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software/services companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.
Crypto Asset ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset ETF Risk: The Fund may invest in or have exposure to one or more Crypto Asset Futures ETFs or Spot Crypto Asset ETPs (collectively, “Crypto Asset ETFs”) to the extent consistent with U.S. federal securities laws and related guidance applicable to the Fund. Crypto Asset ETFs are relatively new investment products. As a result, the Crypto Asset ETFs in which the Fund may invest may have limited financial and operating histories. The Fund's investment exposure to Crypto Asset ETFs subjects the Fund to many of the same risks as an investment in a crypto asset, including those described elsewhere in this Prospectus. The value of interests in Crypto Asset ETFs and their underlying reference asset, crypto asset or crypto asset futures, is subject to a number of factors, including the capabilities and development of blockchain technologies, crypto assets' dependence on the internet, other technologies, and the role played by key service providers, users, developers and other facilitators (e.g., miners) and the potential for malicious activity at various stages in the crypto asset investment cycle. The Fund expects to purchase shares of any Crypto Asset ETF, either directly or indirectly, in the secondary market at its market price, which may be highly volatile and may not closely correspond to either the NAV per share of the Crypto Asset ETF or the price of a crypto asset. Shares of Crypto Asset ETFs may trade at premiums (i.e., the market price of the shares is more than the NAV) or discounts (i.e., the market price of the shares is less than the NAV), which may be significant. The risk that share prices differ from a Crypto Asset ETF's NAV and/or the price of a crypto asset is likely to increase during times of market volatility or stressed market conditions. Under such conditions, the market for shares of Crypto Asset ETFs may become less liquid making it difficult for the Fund to either increase or decrease its investment exposure to Crypto Asset ETFs. Extreme volatility affecting crypto assets such as bitcoin may persist for extended periods and the value of the Fund's investment in a Crypto Asset ETF may decline significantly without recovery. Although often referred to as ETFs, the shares of Spot Crypto Asset ETPs in which the Fund may have investment exposure are not registered under the 1940 Act, and therefore, do not afford the Fund the investor protections typical of investments in U.S. registered funds. The Fund's investments in Crypto Asset Futures ETFs are subject to the risks of a crypto asset futures contracts. Investments in crypto asset futures contracts may expose the Crypto Asset Futures ETF to significant risks, which include counterparty and liquidity risk. The market for crypto asset futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each may contribute to the supply of and demand for crypto asset futures contracts. Due to the high margin requirements for crypto asset futures contracts, a Crypto Asset Futures ETF may experience difficulty maintaining the desired level of exposure to crypto asset futures contracts, which may result in the Crypto Asset Futures ETF not being able to meet its investment objective.
Crypto Asset Futures Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Futures Contracts Risk: A futures contract is a standardized agreement that calls for the purchase or sale of a specific asset at a specific price at a specific future time, or cash settlement of the terms of the contract. Transactions in futures contracts can create investment leverage and may have significant volatility. It is possible that a futures contract transaction will result in a much greater loss than the principal amount invested, and the Fund and/or Subsidiary may not be able to close out the futures contract at a favorable time or price. In addition, there may also be differences in returns between the futures contracts and the underlying reference asset due to divergence in prices or the costs associated with futures investing.In addition to the risks associated with futures contracts generally, the market for crypto asset futures contracts has additional, unique risks. The market for crypto asset futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the crypto asset futures market has grown substantially since crypto asset futures commenced trading, there can be no assurance that this growth will continue. Crypto asset futures contracts are subject to collateral requirements and daily limits that may limit the Fund's ability to achieve the desired exposure. The CME Group's position limits prevent any single investor, such as the Fund (together with any other accounts managed by the Adviser required to be aggregated), from holding more than a specified number of crypto asset futures contracts. These position limits may hinder the Fund's ability to enter into the desired amount of crypto asset futures contracts at times (possibly further hindered if other accounts are required to be aggregated that also hold crypto asset futures contracts or options on crypto asset futures). If the Fund is unable to achieve such exposure, the Fund's returns may be lower than expected. Additionally, collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
Crypto Asset Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Crypto Asset Risk: While the Fund will not invest directly in a crypto asset, the value of certain of the Fund's investments in Crypto Asset ETFs that invest in crypto assets and in publicly traded securities of companies engaged in crypto asset-related businesses and activities are subject to fluctuations in the value of a crypto asset, which may be highly volatile. Crypto assets (also referred to as “crypto assets”, “virtual currencies” and “digital currencies”), such as bitcoin and ether, are digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment. While the price movements of ether and bitcoin generally have been highly correlated, ether has generally been subject to more extreme price swings. The value of crypto assets is determined by supply and demand in the global crypto asset markets, which consist primarily of transactions of the respective crypto assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of crypto asset trading venues is highly fragmented and not entirely clear. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Crypto asset trading platforms on which bitcoin and ether are traded, and which may serve as a pricing source for the calculation of the reference rate that is used for the purposes of valuing the Fund's investments, are or may become subject to enforcement actions by regulatory authorities, and such enforcement actions may have a material adverse impact on the Fund, its investments, and its ability to implement its investment strategy. Crypto assets are relatively new, and their value is influenced by a wide variety of factors that are uncertain and difficult to evaluate, such as the infancy of their development, regulatory changes, a crisis of confidence, their dependence on technologies such as cryptographic protocols, their dependence on the role played by miners and developers and the potential for malicious activity (e.g., theft). Crypto assets generally operate without central authority (such as a bank) and is not backed by any government. Crypto assets are not legal tender. Currently, there is relatively limited use of crypto assets in the retail and commercial marketplaces, which contributes to price volatility. Federal, state and/or foreign governments may restrict the use and exchange of crypto assets, and regulation in the U.S. is still developing. The market price of crypto assets, bitcoin in particular, has been subject to extreme fluctuations. If crypto asset markets continue to be subject to sharp fluctuations, investors may experience losses. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), crypto assets are susceptible to theft, loss, and destruction. Crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Investors in crypto assets may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Additionally, holders of crypto assets may not be able to access their wallets due to the loss, theft, compromise or destruction of the private keys associated with the public addresses that hold the crypto assets. The Fund's indirect investment in crypto assets subjects it to volatility experienced by the crypto asset trading platforms and other crypto asset trading venues, which may adversely affect the performance of the Fund. Crypto asset trading platforms may stop operating or permanently shut down due to fraud, technical glitches, hackers or malware, which may also affect the price of crypto assets and thus the Fund's investments in crypto asset-related instruments or in publicly traded securities of companies engaged in crypto asset-related businesses and activities.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.
Large Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
Limited Track Record Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Limited Track Record Risk: The Fund has a limited track record and there is no assurance that the Fund will grow quickly. When the Fund's size is small, the Fund may experience low trading volume, which could lead to wider bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause elevated transaction costs for the Fund and negative tax consequences for its shareholders.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. If the liquidity of the Fund's holdings deteriorates, it may lead to differences between the market price of Fund Shares and the NAV of Fund Shares, and could result in the Fund Shares being less liquid. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The Fund is actively managed. The Adviser's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, commodity or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser's investment techniques and decisions will produce the desired results.
Mid Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Securities Risk: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.
Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-U.S. Securities Risk: Non-U.S. securities are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. To the extent underlying securities held by the Fund trade on foreign exchanges that are closed when the exchange on which the Fund's shares trade is open, there may be deviations between the current price of an underlying security and the last quoted price for the underlying security on the closed foreign market. These deviations could result in the Fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Certain countries may institute negative interest rates on certain fixed-income securities, and similar interest rate conditions may be experienced in other regions. Investments in fixed-income securities with very low or negative interest rates may magnify the Fund's susceptibility to interest rate risk and diminish yield and performance, and such investments may be subject to heightened volatility and reduced liquidity.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk: Frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in more significant distributions of short-term capital gains to investors, which are taxed to individuals as ordinary income.
Small Mid and Micro Capitalization Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Securities Risk: The securities of small-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of smaller companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of smaller issuers may be illiquid or may be restricted as to resale, and their values may have significant volatility. The Fund may be unable to liquidate its positions in such securities at any time, or at a favorable price, in order to meet the Fund's obligations. Returns on investments in securities of small-capitalization companies could trail the returns on investments in securities of larger companies.
Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Subsidiary Investment Risk: The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders.
Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Sector Risk: Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Unconstrained Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Unconstrained Sector Risk: The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund's Shares to decrease, perhaps significantly.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of Fund Shares may be more volatile than the values of shares of more diversified funds.